Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,470,000	$ 700,000
Net operating loss carryforwards expiration year	2036	2037
Valuation allowance	$ 220,500	$ 105,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Realized settlement benefit,Percentage	50.00%	50.00%